Risk/Return Detail Data - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - USD ($)			12 Months Ended											48 Months Ended	60 Months Ended	120 Months Ended
		Jan. 29, 2026	Jan. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2026 [2]	Jan. 29, 2026	Jan. 29, 2026
FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO | Fidelity New Jersey Municipal Money Market Fund | Fidelity New Jersey Municipal Money Market Fund - Premium Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.10%
Expenses (as a percentage of Assets)		0.30%
Expense Example, with Redemption, 1 Year		$ 31
Expense Example, with Redemption, 3 Years		97
Expense Example, with Redemption, 5 Years		169
Expense Example, with Redemption, 10 Years		$ 381
Average Annual Return, Label [Optional Text]			Premium Class
Average Annual Return, Percent			2.40%												1.87%	1.28%
Annual Return [Percent]				2.40%	3.07%	2.94%	0.92%	0.03%	0.36%	1.18%	1.15%	0.59%	0.19%
FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO | Fidelity New Jersey Municipal Money Market Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® New Jersey Municipal Money Market Fund /Premium
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® New Jersey Municipal Money Market Fund seeks as high a level of current income, exempt from federal and New Jersey personal income taxes, as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New Jersey personal income taxes. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Potentially investing up to 20% of assets in municipal securities whose interest is subject to New Jersey personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		0.83%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		none
Performance Table Heading		Average Annual Returns
FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity New Jersey Municipal Money Market Fund | Fidelity New Jersey Municipal Money Market Fund - Institutional Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.25%
Fee Waiver or Reimbursement	[1]	(0.05%)
Net Expenses (as a percentage of Assets)		0.20%
Expense Example, with Redemption, 1 Year		$ 20
Expense Example, with Redemption, 3 Years		64
Expense Example, with Redemption, 5 Years		113
Expense Example, with Redemption, 10 Years		$ 255
Average Annual Return, Label [Optional Text]			Institutional Class
Average Annual Return, Percent			2.50%												1.94%	1.36%
Annual Return [Percent]				2.50%	3.17%	3.05%	1.00%	0.03%	0.43%	1.28%	1.25%	0.69%	0.27%
FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity New Jersey Municipal Money Market Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® New Jersey Municipal Money Market Fund /Institutional
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® New Jersey Municipal Money Market Fund seeks as high a level of current income, exempt from federal and New Jersey personal income taxes, as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		will remain in effect for at least one year from the effective date of the prospectus
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New Jersey personal income taxes. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Potentially investing up to 20% of assets in municipal securities whose interest is subject to New Jersey personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]		www.fidelity.com or institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		0.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2021
Lowest Quarterly Return		none
Performance Table Heading		Average Annual Returns
FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity New Jersey Municipal Money Market Fund | Fidelity New Jersey Municipal Money Market Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.20%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.22%
Expenses (as a percentage of Assets)		0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		$ 530
Annual Return, Inception Date		Sep. 22, 2022
Average Annual Return, Label [Optional Text]			Fidelity® New Jersey Municipal Money Market Fund
Average Annual Return, Percent			2.28%											2.61%
Annual Return [Percent]				2.28%	2.94%	2.82%
FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity New Jersey Municipal Money Market Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® New Jersey Municipal Money Market Fund /Fidelity® New Jersey Municipal Money Market Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® New Jersey Municipal Money Market Fund seeks as high a level of current income, exempt from federal and New Jersey personal income taxes, as is consistent with preservation of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New Jersey personal income taxes. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Potentially investing up to 20% of assets in municipal securities whose interest is subject to New Jersey personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		0.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2025
Lowest Quarterly Return		0.54%
Performance Table Heading		Average Annual Returns
Document Type		485BPOS
Registrant Name		Fidelity Court Street Trust II

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20%   (the Expense Cap). If at any time during the current fiscal year expenses for Institutional Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect for at least one year from the effective date of the prospectus . FMR may not terminate this arrangement without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From September 22, 2022 .